Right-of-Use Assets	9 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

During the nine months ended June 30, 2025 and 2024, the Company added right-of-use assets with costs of €49.0 million and €70.9 million, respectively. The additions during the nine months ended June 30, 2025 mainly related to warehouses and new retail stores.